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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Contrarian Core Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 8.7%
Auto Components 1.8%
Delphi Automotive PLC (a)	329,852	$8,411,226
Johnson Controls, Inc. (b)	1,009,806	27,981,724
Total		36,392,950
Media 5.5%
Comcast Corp., Class A (b)	1,270,700	40,624,279
DIRECTV, Class A (a)	240,848	11,758,200
Discovery Communications, Inc., Class A (a) (b)	376,906	20,352,924
Viacom, Inc., Class B (b)	758,895	35,683,243
Total		108,418,646
Specialty Retail 1.4%
Home Depot, Inc. (The) (b)	512,900	27,178,571
TOTAL CONSUMER DISCRETIONARY		171,990,167
CONSUMER STAPLES 11.0%
Beverages 3.1%
Diageo PLC, ADR (b)	185,460	19,115,362
PepsiCo, Inc. (b)	590,332	41,712,859
Total		60,828,221
Food & Staples Retailing 1.7%
CVS Caremark Corp.	730,701	34,145,658
Food Products 1.8%
Kraft Foods, Inc., Class A	920,080	35,533,490
Household Products 1.5%
Procter & Gamble Co. (The)	486,797	29,816,316
Personal Products 0.3%
Herbalife Ltd. (b)	99,300	4,799,169
Tobacco 2.6%
Philip Morris International, Inc.	580,730	50,674,500
TOTAL CONSUMER STAPLES		215,797,354
ENERGY 9.4%
Energy Equipment & Services 1.3%
Baker Hughes, Inc. (b)	197,441	8,114,825
National Oilwell Varco, Inc.	124,758	8,039,406

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Weatherford International Ltd. (a)	747,761	$9,444,221
Total		25,598,452
Oil, Gas & Consumable Fuels 8.1%
Apache Corp.	190,800	16,769,412
Chevron Corp. (b)	429,800	45,343,900
ConocoPhillips (b)	485,121	27,108,562
Devon Energy Corp. (b)	281,060	16,298,669
Exxon Mobil Corp.	637,785	54,575,262
Total		160,095,805
TOTAL ENERGY		185,694,257
FINANCIALS 15.7%
Capital Markets 5.2%
BlackRock, Inc.	204,200	34,677,244
Goldman Sachs Group, Inc. (The)	145,644	13,961,434
Invesco Ltd.	866,900	19,591,940
Morgan Stanley	483,468	7,053,798
State Street Corp.	591,867	26,420,943
Total		101,705,359
Commercial Banks 2.3%
Wells Fargo & Co.	1,379,167	46,119,345
Diversified Financial Services 3.1%
Citigroup, Inc.	177,877	4,875,609
JPMorgan Chase & Co.	1,548,443	55,325,868
Total		60,201,477
Insurance 5.1%
Aon PLC	594,012	27,787,881
Berkshire Hathaway, Inc., Class B (a)(b)	878,903	73,238,987
Total		101,026,868
TOTAL FINANCIALS		309,053,049
HEALTH CARE 14.3%
Biotechnology 1.0%
Celgene Corp. (a)	320,575	20,568,092
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	417,589	22,194,855
Covidien PLC	414,975	22,201,163
Total		44,396,018

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 3.3%
Aetna, Inc.	188,799	$7,319,737
Cardinal Health, Inc.	427,542	17,956,764
CIGNA Corp.	324,739	14,288,516
Express Scripts Holding Co. (a)	458,553	25,601,014
Total		65,166,031
Pharmaceuticals 7.7%
Abbott Laboratories (b)	543,222	35,021,523
Johnson & Johnson (b)	754,304	50,960,778
Merck & Co., Inc.	663,900	27,717,825
Pfizer, Inc.	1,643,000	37,789,000
Total		151,489,126
TOTAL HEALTH CARE		281,619,267
INDUSTRIALS 11.4%
Aerospace & Defense 2.8%
Honeywell International, Inc.	545,689	30,471,274
United Technologies Corp. (b)	315,695	23,844,443
Total		54,315,717
Air Freight & Logistics 0.7%
FedEx Corp. (b)	161,259	14,772,937
Electrical Equipment 0.3%
Polypore International, Inc. (a)(b)	133,523	5,392,994
Industrial Conglomerates 5.2%
General Electric Co.	2,679,880	55,848,699
Tyco International Ltd.	877,776	46,390,462
Total		102,239,161
Professional Services 1.1%
Nielsen Holdings NV (a)	832,626	21,831,454
Road & Rail 1.3%
Union Pacific Corp.	210,111	25,068,343
TOTAL INDUSTRIALS		223,620,606
INFORMATION TECHNOLOGY 22.5%
Communications Equipment 1.8%
QUALCOMM, Inc.	648,000	36,080,640
Computers & Peripherals 6.4%
Apple, Inc. (a)	172,222	100,577,648

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals (continued)
EMC Corp. (a)	971,509	$24,899,776
Total		125,477,424
Internet Software & Services 5.5%
eBay, Inc. (a)(b)	1,640,400	68,913,204
Google, Inc., Class A (a)	68,035	39,465,062
Total		108,378,266
IT Services 3.9%
Cognizant Technology Solutions Corp., Class A (a)	84,293	5,057,580
International Business Machines Corp. (b)	180,400	35,282,632
Mastercard, Inc., Class A	85,514	36,780,426
Total		77,120,638
Office Electronics 1.1%
Xerox Corp.	2,668,102	20,997,963
Semiconductors & Semiconductor Equipment 1.0%
Skyworks Solutions, Inc. (a)(b)	730,814	20,002,379
Software 2.8%
Electronic Arts, Inc. (a)	691,132	8,535,480
Microsoft Corp.	1,501,062	45,917,487
Total		54,452,967
TOTAL INFORMATION TECHNOLOGY		442,510,277
MATERIALS 2.7%
Chemicals 2.7%
Air Products & Chemicals, Inc. (b)	169,362	13,672,594
Celanese Corp., Class A	230,933	7,994,901
Dow Chemical Co. (The) (b)	418,296	13,176,324
EI du Pont de Nemours & Co. (b)	369,600	18,690,672
Total		53,534,491
TOTAL MATERIALS		53,534,491
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Sprint Nextel Corp. (a)	3,487,533	11,369,358
Vodafone Group PLC, ADR	600,100	16,910,818
Total		28,280,176
TOTAL TELECOMMUNICATION SERVICES		28,280,176

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.5%
Electric Utilities 0.5%
Exelon Corp.	282,565	$10,630,095
TOTAL UTILITIES		10,630,095
Total Common Stocks (Cost: $1,637,024,686)		$1,922,729,739

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.152% (c) (d)	60,643,480	$60,643,480
Total Money Market Funds (Cost: $60,643,480)		$60,643,480

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.8%
Asset-Backed Commercial Paper 3.2%
Antalis US Funding Corp.
07/05/12	0.340%	9,999,339	$9,999,339
Atlantis One
08/01/12	0.662%	10,963,297	10,963,297
Barton Capital Corporation
07/03/12	0.280%	9,999,455	9,999,455
Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	4,992,014	4,992,014
Kells Funding LLC
10/12/12	0.612%	5,981,497	5,981,497
Royal Park Investments Funding Corp.
07/23/12	0.720%	11,992,320	11,992,320
Suncorp Metway Ltd.
08/07/12	0.460%	9,991,822	9,991,822
Total			63,919,744
Certificates of Deposit 9.0%
ABM AMRO Bank N.V.
09/21/12	0.560%	4,992,855	4,992,855
Australia and New Zealand Bank Group, Ltd.
08/07/12	0.650%	5,000,000	5,000,000
08/16/12	0.620%	5,000,000	5,000,000
Bank of Nova Scotia
07/26/12	0.325%	4,000,000	4,000,000
Barclays Bank PLC
07/18/12	0.280%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Credit Suisse
11/08/12	0.401%	$5,000,000	$5,000,000
DZ Bank AG
07/27/12	0.320%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
07/20/12	0.250%	10,000,000	10,000,000
DnB NOR ASA
09/14/12	0.530%	8,000,000	8,000,000
Hong Kong Shanghai Bank Corp., Ltd.
07/30/12	0.250%	15,000,000	15,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
07/16/12	0.270%	10,000,000	10,000,000
National Australia Bank
10/29/12	0.302%	3,999,864	3,999,864
National Bank of Canada
11/09/12	0.301%	5,000,000	5,000,000
Nordea Bank AB
08/23/12	0.250%	5,001,448	5,001,448
08/23/12	0.290%	5,000,000	5,000,000
Norinchukin Bank
11/09/12	0.521%	5,000,000	5,000,000
Rabobank
09/17/12	0.310%	10,021,007	10,021,007
10/26/12	0.515%	5,000,000	5,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	9,968,077	9,968,077
Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	13,000,000	13,000,000
Sumitomo Trust & Banking Co., Ltd.
09/17/12	0.470%	5,000,000	5,000,000
11/01/12	0.479%	3,000,000	3,000,000
Svenska Handelsbanken
08/27/12	0.270%	5,000,065	5,000,065
08/30/12	0.580%	5,000,000	5,000,000
Union Bank of Switzerland
07/24/12	0.790%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/20/12	0.250%	10,000,000	10,000,000
Total			176,983,316
Commercial Paper 2.0%
Bank of New Zealand
11/02/12	0.359%	4,000,000	4,000,000
Caisse d’Amortissement de la Dette Sociale
07/19/12	0.471%	4,992,166	4,992,166

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Caisse des Depots
08/31/12	0.360%	$4,995,350	$4,995,350
08/31/12	0.360%	4,995,400	4,995,400
Credit Suisse
09/10/12	0.340%	4,995,750	4,995,750
Erste Abwicklungsanstalt
09/07/12	0.471%	4,991,971	4,991,971
Suncorp Metway Ltd.
08/07/12	0.460%	4,995,975	4,995,975
Westpac Securities NZ Ltd.
08/27/12	0.491%	4,988,771	4,988,771
Total			38,955,383
Other Short-Term Obligations 0.3%
General Electric Capital Corp.
11/01/12	0.311%	5,009,816	5,009,816
Repurchase Agreements 5.3%
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price $15,000,263 (e)
	0.210%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price $20,000,333 (e)
	0.200%	$20,000,000	$20,000,000
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price $3,000,062 (e)
	0.250%	3,000,000	3,000,000
Natixis Financial Products, Inc. (e)
dated 06/29/12, matures 07/02/12,
repurchase price $32,000,667
	0.250%	32,000,000	32,000,000
repurchase price $4,886,543
	0.250%	4,886,442	4,886,442
dated 06/29/12, matures 07/02/12,
repurchase price $25,000,625
	0.300%	25,000,000	25,000,000
Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price $5,000,100 (e)
	0.240%	5,000,000	5,000,000
Total			104,886,442
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $389,754,701)			$389,754,701
Total Investments
(Cost: $2,087,422,867) (f)			$2,373,127,920(g)
Other Assets & Liabilities, Net			(404,053,758)
Net Assets			$1,969,074,162

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At June 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,294,511	539,099,531	(488,750,562)	—	60,643,480	30,673	60,643,480

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	6,824,078
Fannie Mae-Aces	532,224
Freddie Mac REMICS	4,575,738
Government National Mortgage Association	3,367,960
Total Market Value of Collateral Securities	15,300,000

JPMorgan Securities LLC (0.200%)

Security Description	Value ($)
United States Treasury Note/Bond	20,400,149
Total Market Value of Collateral Securities	20,400,149

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae REMICS	1,410,613
Freddie Mac REMICS	1,649,387
Total Market Value of Collateral Securities	3,060,000

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
United States Treasury Bill	46,362
United States Treasury Note/Bond	4,937,912
Total Market Value of Collateral Securities	4,984,274

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae Pool	4,880,077
Fannie Mae REMICS	8,442,647
Federal Home Loan Banks	1,107,064
Federal National Mortgage Association	1,106,829
Freddie Mac Gold Pool	2,832,776
Freddie Mac Non Gold Pool	1,050,853
Freddie Mac REMICS	5,017,966
Government National Mortgage Association	5,941,619
United States Treasury Note/Bond	2,260,849
Total Market Value of Collateral Securities	32,640,680

Natixis Financial Products, Inc. (0.300%)

Security Description	Value ($)
Fannie Mae Pool	8,187,440
Fannie Mae REMICS	7,921,150
Freddie Mac REMICS	3,647,307
Government National Mortgage Association	1,758,341
United States Treasury Note/Bond	3,986,400
Total Market Value of Collateral Securities	25,500,638

Nomura Securities (0.240%)

Security Description	Value ($)
Fannie Mae Pool	3,462,835
Freddie Mac Gold Pool	1,637,165
Total Market Value of Collateral Securities	5,100,000

(f)                                      At June 30, 2012, the cost of securities for federal income tax purposes was approximately $2,087,423,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$314,751,000
Unrealized Depreciation	(29,046,000)
Net Unrealized Appreciation	$285,705,000

(g)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	171,990,167	—	—	171,990,167
Consumer Staples	215,797,354	—	—	215,797,354
Energy	185,694,257	—	—	185,694,257
Financials	309,053,049	—	—	309,053,049
Health Care	281,619,267	—	—	281,619,267
Industrials	223,620,606	—	—	223,620,606
Information Technology	442,510,277	—	—	442,510,277
Materials	53,534,491	—	—	53,534,491
Telecommunication Services	28,280,176	—	—	28,280,176
Utilities	10,630,095	—	—	10,630,095
Total Equity Securities	1,922,729,739	—	—	1,922,729,739

Other
Money Market Funds	60,643,480	—	—	60,643,480
Investments of Cash Collateral Received for Securities on Loan	—	389,754,701	—	389,754,701
Total Other	60,643,480	389,754,701	—	450,398,181
Total	1,983,373,219	389,754,701	—	2,373,127,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.3%
CONSUMER DISCRETIONARY 16.7%
Hotels, Restaurants & Leisure 4.4%
Las Vegas Sands Corp. (a)	789,800	$34,348,402
Starbucks Corp. (a)	717,900	38,278,428
Yum! Brands, Inc.	577,200	37,183,224
Total		109,810,054
Internet & Catalog Retail 3.3%
Amazon.com, Inc. (b)	237,285	54,184,030
Expedia, Inc. (a)	581,500	27,952,705
Total		82,136,735
Media 4.5%
Comcast Corp., Class A (a)	1,816,800	58,083,096
Discovery Communications, Inc., Class A (a)(b)	476,100	25,709,400
DISH Network Corp., Class A	973,300	27,787,715
Total		111,580,211
Multiline Retail 1.3%
Macy’s, Inc.	951,000	32,666,850
Specialty Retail 3.2%
Home Depot, Inc. (The) (a)	815,800	43,229,242
TJX Companies, Inc.	869,600	37,331,928
Total		80,561,170
TOTAL CONSUMER DISCRETIONARY		416,755,020
CONSUMER STAPLES 10.4%
Beverages 1.5%
Anheuser-Busch InBev NV, ADR	469,500	37,395,675
Food & Staples Retailing 4.6%
CVS Caremark Corp.	808,300	37,771,859
Wal-Mart Stores, Inc.	1,086,800	75,771,696
Total		113,543,555
Food Products 1.8%
Hershey Co. (The)	352,400	25,383,372
Mead Johnson Nutrition Co. (a)	240,600	19,370,706
Total		44,754,078
Tobacco 2.5%
Lorillard, Inc. (a)	189,800	25,044,110
Philip Morris International, Inc.	438,905	38,298,850
Total		63,342,960
TOTAL CONSUMER STAPLES		259,036,268

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.9%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	469,100	$30,228,804

Oil, Gas & Consumable Fuels 3.7%
Anadarko Petroleum Corp.	524,100	34,695,420
Chevron Corp.	122,320	12,904,760
Continental Resources, Inc. (b)	205,420	13,685,080
Kinder Morgan Management LLC (c)	42,621	31
Pioneer Natural Resources Co. (a)	341,800	30,150,178
Total		91,435,469
TOTAL ENERGY		121,664,273
FINANCIALS 4.2%
Capital Markets 0.6%
BlackRock, Inc.	85,200	14,468,664

Commercial Banks 0.8%
Fifth Third Bancorp	1,569,100	21,025,940

Diversified Financial Services 1.1%
IntercontinentalExchange, Inc. (b)	202,100	27,481,558

Real Estate Investment Trusts (REITs) 1.7%
Digital Realty Trust, Inc. (a)	376,300	28,248,841
Simon Property Group, Inc. (a)	92,600	14,414,116
Total		42,662,957
TOTAL FINANCIALS		105,639,119

HEALTH CARE 15.5%
Biotechnology 4.7%
Biogen Idec, Inc. (b)	322,000	46,490,360
Gilead Sciences, Inc. (b)	468,100	24,004,168
Regeneron Pharmaceuticals, Inc. (a)(b)	134,100	15,316,902
Vertex Pharmaceuticals, Inc. (a)(b)	570,300	31,891,176
Total		117,702,606
Health Care Equipment & Supplies 2.9%
Covidien PLC	636,300	34,042,050
Edwards Lifesciences Corp. (b)	380,100	39,264,330
Total		73,306,380
Health Care Providers & Services 1.8%
Express Scripts Holding Co. (b)	798,740	44,593,654

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 6.1%
Allergan, Inc.	429,980	$39,803,249
Johnson & Johnson (a)	1,011,000	68,303,160
Watson Pharmaceuticals, Inc. (b)	607,200	44,926,728
Total		153,033,137
TOTAL HEALTH CARE		388,635,777

INDUSTRIALS 9.5%
Construction & Engineering 0.7%
KBR, Inc.	743,600	18,374,356
Electrical Equipment 0.9%
Rockwell Automation, Inc.	353,000	23,319,180
Industrial Conglomerates 3.4%
General Electric Co.	1,753,900	36,551,276
Tyco International Ltd.	915,500	48,384,175
Total		84,935,451
Machinery 1.1%
Pall Corp. (a)	488,600	26,780,166
Professional Services 0.8%
Verisk Analytics, Inc., Class A (b)	407,000	20,048,820
Road & Rail 2.6%
JB Hunt Transport Services, Inc. (a)	617,500	36,803,000
Kansas City Southern	407,100	28,317,876
Total		65,120,876
TOTAL INDUSTRIALS		238,578,849
INFORMATION TECHNOLOGY 28.8%
Communications Equipment 2.9%
QUALCOMM, Inc.	1,307,980	72,828,326
Computers & Peripherals 10.9%
Apple, Inc. (b)	299,666	175,004,944
EMC Corp. (b)	2,427,510	62,217,081
NCR Corp. (b)	1,590,300	36,147,519
Total		273,369,544
Internet Software & Services 5.7%
eBay, Inc. (b)	1,107,000	46,505,070
Google, Inc., Class A (b)	144,455	83,794,012

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
LinkedIn Corp., Class A (a)(b)	114,900	$12,210,423
Total		142,509,505
IT Services 5.4%
Accenture PLC, Class A (a)	561,100	33,716,499
Alliance Data Systems Corp. (a)(b)	219,800	29,673,000
Mastercard, Inc., Class A	80,100	34,451,811
Teradata Corp. (b)	514,640	37,059,226
Total		134,900,536
Semiconductors & Semiconductor Equipment 1.7%
Avago Technologies Ltd.	1,169,900	41,999,410
Lam Research Corp. (b)	2	76
Total		41,999,486
Software 2.2%
Check Point Software Technologies Ltd. (a)(b)	349,200	17,316,828
Citrix Systems, Inc. (b)	433,293	36,370,615
Total		53,687,443
TOTAL INFORMATION TECHNOLOGY		719,294,840
MATERIALS 3.2%
Chemicals 3.2%
LyondellBasell Industries NV, Class A	635,800	25,603,666
Monsanto Co.	297,400	24,618,772
PPG Industries, Inc.	275,300	29,214,836
Total		79,437,274
TOTAL MATERIALS		79,437,274
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
Verizon Communications, Inc. (a)	1,185,500	52,683,620
TOTAL TELECOMMUNICATION SERVICES		52,683,620
Total Common Stocks (Cost: $1,984,183,356)		$2,381,725,040

Convertible Preferred Stocks 1.0%
INDUSTRIALS 1.0%
Aerospace & Defense 1.0%
United Technologies Corp., 7.50% (b)	471,100	24,822,259

Convertible Preferred Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS	24,822,259
Total Convertible Preferred Stocks (Cost: $24,738,662)	$24,822,259

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.152% (d)(e)	72,663,964	$72,663,964
Total Money Market Funds (Cost: $72,663,964)		$72,663,964

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.5%
Asset-Backed Commercial Paper 3.3%
Antalis US Funding Corp.
07/05/12	0.340%	19,998,678	$19,998,678
Atlantis One
09/10/12	0.592%	9,970,500	9,970,500
10/11/12	0.541%	4,986,275	4,986,275
Barton Capital Corporation
07/03/12	0.280%	14,999,183	14,999,183
Kells Funding LLC
08/28/12	0.420%	6,993,058	6,993,058
Royal Park Investments Funding Corp.
07/23/12	0.720%	9,993,600	9,993,600
Surrey Funding Corp.
08/02/12	0.300%	4,996,167	4,996,167
Versailles Commercial Paper LLC
07/05/12	0.350%	9,999,222	9,999,222
Total			81,936,683

Certificates of Deposit 7.8%
ABM AMRO Bank N.V.
09/21/12	0.560%	3,994,284	3,994,284
Australia and New Zealand Bank Group, Ltd.
07/19/12	0.250%	10,000,000	10,000,000
Bank of Nova Scotia
07/26/12	0.325%	12,000,000	12,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	10,000,000	10,000,000
Credit Suisse
11/08/12	0.401%	5,000,000	5,000,000
DZ Bank AG
07/27/12	0.320%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)
Deutsche Bank AG
10/09/12	0.750%	$10,000,000	$10,000,000
Development Bank of Singapore Ltd.
07/20/12	0.250%	10,000,000	10,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
07/30/12	0.250%	15,000,000	15,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
07/16/12	0.270%	10,000,000	10,000,000
National Australia Bank
08/16/12	0.343%	7,000,000	7,000,000
National Bank of Canada
11/09/12	0.301%	5,000,000	5,000,000
Nordea Bank AB
08/23/12	0.250%	5,001,448	5,001,448
08/23/12	0.290%	5,000,000	5,000,000
Norinchukin Bank
08/22/12	0.390%	2,000,000	2,000,000
10/31/12	0.560%	8,000,000	8,000,000
11/09/12	0.521%	5,000,000	5,000,000
Rabobank
09/17/12	0.310%	10,021,008	10,021,008
10/26/12	0.515%	10,000,000	10,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	4,984,038	4,984,038
Sumitomo Mitsui Banking Corp.
09/05/12	0.350%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	10,000,000	10,000,000
09/17/12	0.470%	5,000,000	5,000,000
Svenska Handelsbanken
08/30/12	0.580%	3,000,000	3,000,000
09/13/12	0.490%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/20/12	0.250%	10,000,000	10,000,000
Total			196,000,778

Commercial Paper 5.0%
Bank of New Zealand
11/02/12	0.359%	7,000,000	7,000,000
Caisse d’Amortissement de la Dette Sociale
09/19/12	0.300%	9,992,250	9,992,250
Caisse des Depots
08/31/12	0.360%	4,995,400	4,995,400
Credit Suisse
09/10/12	0.340%	9,991,500	9,991,500

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Development Bank of Singapore Ltd.
07/27/12	0.561%	$13,115,635	$13,115,635
DnB NOR
08/30/12	0.489%	5,000,000	5,000,000
Erste Abwicklungsanstalt
08/23/12	0.390%	4,994,963	4,994,963
08/28/12	0.390%	4,994,800	4,994,800
Macquarie Bank Ltd.
10/19/12	0.983%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	4,992,483	4,992,483
Nordea Bank AB
07/24/12	0.627%	4,984,201	4,984,201
Skandinaviska Enskilda Banken AB
07/17/12	0.300%	9,994,667	9,994,667
Suncorp Metway Ltd.
07/23/12	0.460%	9,991,950	9,991,950
08/07/12	0.460%	4,995,975	4,995,975
08/13/12	0.450%	4,996,125	4,996,125
The Commonwealth Bank of Australia
08/16/12	0.303%	7,000,000	7,000,000
Westpac Securities NZ Ltd.
08/27/12	0.491%	6,984,279	6,984,279
Total			124,024,228

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 2.4%
Mizuho Securities USA, Inc. (f) dated 06/29/12, matures 07/02/12, repurchase price $5,000,083
	0.200%	$5,000,000	$5,000,000
repurchase price $5,000,104
	0.250%	5,000,000	5,000,000
Natixis Financial Products, Inc. (f) dated 06/29/12, matures 07/02/12, repurchase price $10,000,208
	0.250%	10,000,000	10,000,000
repurchase price $5,978,931
	0.250%	5,978,806	5,978,806
dated 6/29/12, matures 07/02/12, repurchase price $25,000,625
	0.300%	25,000,000	25,000,000
Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price $10,000,200 (f)
	0.240%	10,000,000	10,000,000
Total			60,978,806
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $462,940,495)			$462,940,495

Total Investments
(Cost: $2,544,526,477) (g)			$2,942,151,758(h)
Other Assets & Liabilities, Net			(442,695,918)
Net Assets			$2,499,455,840

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $31, representing less than 0.01% of net assets.  Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-18-02 - 01-18-05	10

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	38,047,332	637,008,593	(602,391,961)	—	72,663,964	57,938	72,663,964

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.200%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	124,292
United States Treasury Note/Bond	4,975,708
Total Market Value of Collateral Securities	5,100,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae REMICS	2,351,022
Freddie Mac REMICS	2,748,978
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae Pool	1,525,024
Fannie Mae REMICS	2,638,327
Federal Home Loan Banks	345,958
Federal National Mortgage Association	345,884
Freddie Mac Gold Pool	885,243
Freddie Mac Non Gold Pool	328,392
Freddie Mac REMICS	1,568,114
Government National Mortgage Association	1,856,756
United States Treasury Note/Bond	706,515
Total Market Value of Collateral Securities	10,200,213

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
United States Treasury Bill	56,726
United States Treasury Note/Bond	6,041,784
Total Market Value of Collateral Securities	6,098,510

Natixis Financial Products, Inc. (0.300%)

Security Description	Value ($)
Fannie Mae Pool	8,187,440
Fannie Mae REMICS	7,921,149
Freddie Mac REMICS	3,647,307
Government National Mortgage Association	1,758,341
United States Treasury Note/Bond	3,986,400
Total Market Value of Collateral Securities	25,500,637

Nomura Securities (0.240%)

Security Description	Value ($)
Fannie Mae Pool	6,925,670
Freddie Mac Gold Pool	3,274,330
Total Market Value of Collateral Securities	10,200,000

(g)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $2,544,526,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$434,650,000
Unrealized Depreciation	(37,024,000)
Net Unrealized Appreciation	$397,626,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers  participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	416,755,020	—	—	416,755,020
Consumer Staples	259,036,268	—	—	259,036,268
Energy	121,664,242	31	—	121,664,273
Financials	105,639,119	—	—	105,639,119
Health Care	388,635,777	—	—	388,635,777
Industrials	238,578,849	—	—	238,578,849
Information Technology	719,294,840	—	—	719,294,840
Materials	79,437,274	—	—	79,437,274
Telecommunication Services	52,683,620	—	—	52,683,620
Convertible Preferred Stocks
Industrials	24,822,259	—	—	24,822,259
Total Equity Securities	2,406,547,268	31	—	2,406,547,299

Other
Money Market Funds	72,663,964	—	—	72,663,964
Investments of Cash Collateral Received for Securities on Loan	—	462,940,495	—	462,940,495
Total Other	72,663,964	462,940,495	—	535,604,459
Total	2,479,211,232	462,940,526	—	2,942,151,758

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 8.2%
Auto Components 1.0%
Dorman Products, Inc. (a)	190,444	$4,778,240
Modine Manufacturing Co. (a)	561,700	3,892,581
Total		8,670,821
Hotels, Restaurants & Leisure 1.2%
CEC Entertainment, Inc.	224,747	8,174,048
Morgans Hotel Group Co. (a)	411,411	1,933,632
Total		10,107,680
Household Durables 0.5%
Jarden Corp.	114,052	4,792,465
Leisure Equipment & Products 0.9%
Callaway Golf Co.	265,347	1,568,201
Steinway Musical Instruments, Inc. (a)	241,897	5,926,476
Total		7,494,677
Media 1.0%
Arbitron, Inc.	63,279	2,214,765
John Wiley & Sons, Inc., Class A	133,700	6,549,963
Total		8,764,728
Specialty Retail 3.6%
Bebe Stores, Inc.	475,170	2,789,248
Buckle, Inc. (The) (b)	97,121	3,843,078
Penske Automotive Group, Inc.	236,740	5,028,357
Rent-A-Center, Inc.	304,482	10,273,223
Stage Stores, Inc.	307,578	5,634,829
Wet Seal, Inc. (The), Class A (a)	1,337,730	4,227,227
Total		31,795,962
TOTAL CONSUMER DISCRETIONARY		71,626,333
CONSUMER STAPLES 1.1%
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	68,837	4,060,694
Food Products 0.7%
Ingredion, Inc.	121,171	6,000,388
TOTAL CONSUMER STAPLES		10,061,082
ENERGY 4.9%
Energy Equipment & Services 2.9%
Gulfmark Offshore, Inc., Class A (a)	129,801	4,418,426
Helix Energy Solutions Group, Inc. (a)	303,930	4,987,491
Newpark Resources, Inc. (a)	564,248	3,329,063

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Oceaneering International, Inc.	76,730	$3,672,298
Tetra Technologies, Inc. (a)	835,361	5,956,124
Unit Corp. (a)	81,880	3,020,553
Total		25,383,955
Oil, Gas & Consumable Fuels 2.0%
BPZ Resources, Inc. (a)(b)	658,040	1,664,841
Carrizo Oil & Gas, Inc. (a)	114,480	2,691,425
EXCO Resources, Inc. (b)	347,027	2,633,935
Georesources, Inc. (a)	172,970	6,332,432
Resolute Energy Corp. (a)(b)	417,400	3,994,518
Total		17,317,151
TOTAL ENERGY		42,701,106
FINANCIALS 16.2%
Capital Markets 0.7%
Investment Technology Group, Inc. (a)	232,210	2,136,332
Waddell & Reed Financial, Inc., Class A	123,027	3,725,257
Total		5,861,589
Commercial Banks 5.5%
Bryn Mawr Bank Corp.	198,300	4,178,181
Centerstate Banks, Inc.	286,329	2,047,252
Financial Institutions, Inc.	270,530	4,566,546
Hancock Holding Co.	106,576	3,244,174
Iberiabank Corp.	90,265	4,553,869
Oriental Financial Group, Inc.	876,849	9,715,487
SCBT Financial Corp.	125,763	4,433,146
Simmons First National Corp., Class A	127,360	2,961,120
Southwest Bancorp, Inc. (a)	581,500	5,471,915
Susquehanna Bancshares, Inc.	407,929	4,201,669
Union First Market Bankshares Corp.	237,504	3,431,933
Total		48,805,292
Consumer Finance 1.3%
Cash America International, Inc.	271,668	11,964,259
Insurance 3.1%
AMERISAFE, Inc. (a)	154,153	4,000,270
Arthur J Gallagher & Co.	104,840	3,676,739
CNO Financial Group, Inc.	509,450	3,973,710
eHealth, Inc. (a)	124,115	1,999,493
Enstar Group Ltd. (a)	46,132	4,564,300
Horace Mann Educators Corp.	194,747	3,404,178
National Interstate Corp.	122,622	3,260,519

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
State Auto Financial Corp.	149,364	$2,098,564
Total		26,977,773
Real Estate Investment Trusts (REITs) 4.8%
Acadia Realty Trust	162,936	3,776,857
American Campus Communities, Inc.	113,982	5,126,910
Chesapeake Lodging Trust	206,100	3,549,042
Cousins Properties, Inc.	416,680	3,229,270
DiamondRock Hospitality Co.	202,853	2,069,101
DuPont Fabros Technology, Inc. (b)	209,330	5,978,465
First Potomac Realty Trust	476,298	5,606,027
Mack-Cali Realty Corp.	122,140	3,550,610
STAG Industrial, Inc.	398,038	5,803,394
Summit Hotel Properties, Inc.	424,479	3,552,889
Total		42,242,565
Thrifts & Mortgage Finance 0.8%
Berkshire Hills Bancorp, Inc.	164,027	3,608,594
Dime Community Bancshares, Inc.	243,777	3,239,796
Total		6,848,390
TOTAL FINANCIALS		142,699,868
HEALTH CARE 11.5%
Biotechnology 1.1%
Myriad Genetics, Inc. (a)	395,165	9,393,072
Health Care Equipment & Supplies 3.8%
Analogic Corp.	147,066	9,118,092
Atrion Corp.	18,319	3,755,029
Greatbatch, Inc. (a)	150,053	3,407,704
Invacare Corp.	271,801	4,193,889
Staar Surgical Co. (a)	872,078	6,776,046
Thoratec Corp. (a)	122,090	4,099,782
West Pharmaceutical Services, Inc.	49,290	2,488,652
Total		33,839,194
Health Care Providers & Services 5.4%
Air Methods Corp. (a)	201,942	19,840,802
LifePoint Hospitals, Inc. (a)	73,645	3,017,972
Magellan Health Services, Inc. (a)	139,386	6,318,367
Owens & Minor, Inc.	102,578	3,141,964
Providence Service Corp. (The) (a)(c)	749,880	10,280,855
PSS World Medical, Inc. (a)	217,722	4,569,985
Total		47,169,945

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 0.4%
Bruker Corp. (a)	304,200	$4,048,902
Pharmaceuticals 0.8%
Obagi Medical Products, Inc. (a)	451,264	6,890,801
TOTAL HEALTH CARE		101,341,914
INDUSTRIALS 22.4%
Aerospace & Defense 3.0%
AAR Corp.	240,194	3,237,815
American Science & Engineering, Inc.	108,830	6,143,454
Ceradyne, Inc.	143,900	3,691,035
Kratos Defense & Security Solutions, Inc. (a)	328,198	1,916,676
LMI Aerospace, Inc. (a)	253,132	4,399,434
Moog, Inc., Class A (a)	103,191	4,266,948
Teledyne Technologies, Inc. (a)	45,500	2,805,075
Total		26,460,437
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	169,073	7,356,366
Building Products 0.4%
Trex Co., Inc. (a)(b)	115,043	3,461,644
Commercial Services & Supplies 3.0%
ACCO Brands Corp. (a)	500,920	5,179,513
Consolidated Graphics, Inc. (a)	92,863	2,697,670
McGrath Rentcorp	255,318	6,765,927
Unifirst Corp.	183,510	11,698,762
Total		26,341,872
Construction & Engineering 3.4%
Argan, Inc.	276,280	3,862,394
EMCOR Group, Inc.	197,317	5,489,359
Great Lakes Dredge & Dock Corp.	599,525	4,268,618
MasTec, Inc. (a)	520,678	7,830,997
Northwest Pipe Co. (a)	89,949	2,182,163
Primoris Services Corp.	300,000	3,600,000
Sterling Construction Co., Inc. (a)	243,209	2,485,596
Total		29,719,127
Electrical Equipment 2.6%
Belden, Inc.	221,330	7,381,356
Global Power Equipment Group, Inc. (b)	182,854	3,993,531

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
LSI Industries, Inc.	814,898	$5,802,074
Regal-Beloit Corp.	89,100	5,547,366
Total		22,724,327
Machinery 4.9%
Actuant Corp., Class A	190,910	5,185,116
Albany International Corp., Class A	398,297	7,452,137
Douglas Dynamics, Inc.	109,000	1,553,250
ESCO Technologies, Inc.	125,765	4,582,877
Key Technology, Inc. (a)	251,293	2,512,930
Miller Industries, Inc.	274,716	4,376,226
PMFG, Inc. (a)	265,947	2,077,046
Robbins & Myers, Inc.	42,800	1,789,896
Tennant Co.	107,479	4,293,786
Terex Corp. (a)	169,700	3,025,751
Wabash National Corp. (a)	984,641	6,518,323
Total		43,367,338
Marine 0.7%
Rand Logistics, Inc. (a)(b)	677,076	5,755,146
Professional Services 1.6%
FTI Consulting, Inc. (a)	155,732	4,477,295
Hudson Global, Inc. (a)	301,226	1,256,112
Kforce, Inc. (a)	381,882	5,140,132
Navigant Consulting, Inc. (a)	265,138	3,351,344
Total		14,224,883
Road & Rail 0.4%
Marten Transport Ltd.	172,610	3,669,689
Trading Companies & Distributors 1.6%
Kaman Corp.	266,115	8,233,598
Rush Enterprises, Inc., Class A (a)	232,950	3,808,732
Rush Enterprises, Inc., Class B (a)	162,361	2,178,885
Total		14,221,215
TOTAL INDUSTRIALS		197,302,044
INFORMATION TECHNOLOGY 22.9%
Communications Equipment 2.1%
ADTRAN, Inc.	223,866	6,758,515
InterDigital, Inc. (b)	124,020	3,659,830
Performance Technologies, Inc. (a)(c)	643,041	1,440,412
Plantronics, Inc.	190,557	6,364,604
Total		18,223,361

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 0.3%
Intevac, Inc. (a)	367,933	$2,766,856
Electronic Equipment, Instruments & Components 8.3%
Anixter International, Inc.	89,060	4,724,633
Benchmark Electronics, Inc. (a)	805,660	11,238,957
Cognex Corp.	110,335	3,492,103
CTS Corp.	402,641	3,792,878
FARO Technologies, Inc. (a)	179,606	7,557,821
GSI Group, Inc. (a)	371,161	4,253,505
LeCroy Corp. (a)	602,409	8,590,352
Littelfuse, Inc.	118,948	6,766,952
Newport Corp. (a)	362,496	4,357,202
Plexus Corp. (a)	442,612	12,481,658
Pulse Electronics Corp.	511,623	1,007,897
Rogers Corp. (a)	125,392	4,966,777
Total		73,230,735
Internet Software & Services 1.5%
Digital River, Inc. (a)	428,420	7,120,341
Earthlink, Inc.	547,200	4,071,168
TechTarget, Inc. (a)	463,052	2,333,782
Total		13,525,291
IT Services 5.2%
Acxiom Corp. (a)	414,412	6,261,765
Computer Task Group, Inc. (a)	686,126	10,285,029
CoreLogic, Inc. (a)	270,650	4,955,602
DST Systems, Inc.	115,540	6,274,977
Global Cash Access Holdings, Inc. (a)	445,000	3,208,450
PRGX Global, Inc. (a)	990,340	7,873,203
TNS, Inc. (a)	372,531	6,683,206
Total		45,542,232
Semiconductors & Semiconductor Equipment 1.9%
ATMI, Inc. (a)	189,409	3,896,143
BTU International, Inc. (a)	292,872	779,039
Fairchild Semiconductor International, Inc. (a)	328,777	4,635,756
Pericom Semiconductor Corp. (a)	382,537	3,442,833
Ultratech, Inc. (a)	118,100	3,720,150
Total		16,473,921
Software 3.6%
Accelrys, Inc. (a)	728,450	5,893,161
American Software, Inc., Class A	195,137	1,551,339
Mentor Graphics Corp. (a)	163,304	2,449,560
Progress Software Corp. (a)	697,705	14,561,103

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Websense, Inc. (a)	365,900	$6,853,307
Total		31,308,470
TOTAL INFORMATION TECHNOLOGY		201,070,866
MATERIALS 7.2%
Chemicals 4.6%
Ferro Corp. (a)	752,730	3,613,104
H.B. Fuller Co.	303,954	9,331,388
Innophos Holdings, Inc.	84,800	4,787,808
Omnova Solutions, Inc. (a)	761,459	5,741,401
Sensient Technologies Corp.	217,566	7,991,199
Spartech Corp. (a)	388,370	2,007,873
Stepan Co.	70,432	6,633,286
Total		40,106,059
Containers & Packaging 0.8%
Greif, Inc., Class A	176,130	7,221,330
Metals & Mining 1.3%
Metals U.S.A. Holdings Corp. (a)	430,630	6,851,323
Universal Stainless & Alloy (a)	114,610	4,710,471
Total		11,561,794
Paper & Forest Products 0.5%
PH Glatfelter Co.	270,862	4,434,011
TOTAL MATERIALS		63,323,194
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
General Communication, Inc., Class A (a)	608,032	5,052,746
TOTAL TELECOMMUNICATION SERVICES		5,052,746
UTILITIES 1.9%
Electric Utilities 0.5%
Allete, Inc.	96,400	4,029,520
Gas Utilities 1.2%
New Jersey Resources Corp.	100,869	4,398,897

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities (continued)
South Jersey Industries, Inc.	114,460	$5,834,026
Total		10,232,923
Water Utilities 0.2%
California Water Service Group	121,266	2,239,783
TOTAL UTILITIES		16,502,226
Total Common Stocks (Cost: $756,640,763)		$851,681,379

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.152% (c)(d)	26,628,261	$26,628,261
Total Money Market Funds (Cost: $26,628,261)		$26,628,261

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.2%
Repurchase Agreements 2.2%
Citibank NA dated 06/29/12, matures 07/02/12, repurchase price $5,000,083 (e)
	0.200%	5,000,000	$5,000,000
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price $5,000,088 (e)
	0.210%	5,000,000	5,000,000
Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price $4,000,090 (e)
	0.270%	4,000,000	4,000,000
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $5,216,532 (e)
	0.190%	5,216,449	5,216,449
Total			19,216,449

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $19,216,449)			$19,216,449

Total Investments
(Cost: $802,485,473) (f)			$897,526,089(g)
Other Assets & Liabilities, Net			(18,304,971)
Net Assets			$879,221,118

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At June 30, 2012, security was partially or fully on loan.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	8,414,133	219,361,878	(201,147,750)	—	26,628,261	10,641	26,628,261
Providence Service Corp. (The)	7,300,550	4,861,798	—	—	12,162,348	—	10,280,855
Perfomance Technologies, Inc.	5,413,232	40,835	—	—	5,454,067	—	1,440,412
Total	21,127,915	224,264,511	(201,147,750)	—	44,244,676	10,641	38,349,528

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)

Fannie Mae REMICS	2,402,583
Fannie Mae-Aces	164,775
Freddie Mac REMICS	1,987,696
Government National Mortgage Association	544,946
Total Market Value of Collateral Securities	5,100,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)

Fannie Mae REMICS	2,274,693
Fannie Mae-Aces	177,408
Freddie Mac REMICS	1,525,246
Government National Mortgage Association	1,122,653
Total Market Value of Collateral Securities	5,100,000

Pershing LLC (0.270%)

Security Description	Value ($)

Fannie Mae Pool	335,320
Fannie Mae REMICS	607,017
Fannie Mae-Aces	39,531
Freddie Mac Reference REMIC	12,208
Freddie Mac REMICS	1,483,475
Government National Mortgage Association	1,602,449
Total Market Value of Collateral Securities	4,080,000

Societe Generale (0.190%)

Security Description	Value ($)

Fannie Mae Pool	3,251,659
Freddie Mac Gold Pool	2,069,119
Total Market Value of Collateral Securities	5,320,778

(f)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $802,485,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$167,751,000
Unrealized Depreciation	(72,710,000)
Net Unrealized Appreciation	$95,041,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	71,626,333	—	—	71,626,333
Consumer Staples	10,061,082	—	—	10,061,082
Energy	42,701,106	—	—	42,701,106
Financials	142,699,868	—	—	142,699,868
Health Care	101,341,914	—	—	101,341,914
Industrials	197,302,044	—	—	197,302,044
Information Technology	201,070,866	—	—	201,070,866
Materials	63,323,194	—	—	63,323,194
Telecommunication Services	5,052,746	—	—	5,052,746
Utilities	16,502,226	—	—	16,502,226
Total Equity Securities	851,681,379	—	—	851,681,379

Other
Money Market Funds	26,628,261	—	—	26,628,261
Investments of Cash Collateral Received for Securities on Loan	—	19,216,449	—	19,216,449
Total Other	26,628,261	19,216,449	—	45,844,710
Total	878,309,640	19,216,449	—	897,526,089

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2012